Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Schedule of the definitions, acronyms and abbreviations identified
ABS:	Asset backed security	FDIC:	Federal Deposit Insurance Corporation
ACBB:	Atlantic Community Bankers Bank	FDICIA:	Federal Deposit Insurance Corporation
ACBI:	Atlantic Community Bancshares, Inc.		Improvement Act of 1991
ACH:	Automated Clearing House	FHA:	Federal Housing Administration
ACL:	Allowance for credit losses	FHLBB:	Federal Home Loan Bank of Boston
AFS:	Available-for-sale	FHLMC:	Federal Home Loan Mortgage Corporation
Agency MBS:	MBS issued by a US government agency	FLA:	First Loss Account
	or GSE	FOMC:	Federal Open Market Committee
		FRB:	Federal Reserve Board
ALCO:	Asset Liability Committee	FRBB:	Federal Reserve Bank of Boston
ALL:	Allowance for Loan Losses	GAAP:	Generally Accepted Accounting Principles
AML:	Anti-money laundering laws		in the United States
AOCI:	Accumulated other comprehensive income	GSE:	Government sponsored enterprise
ASC:	Accounting Standards Codification	HMDA:	Home Mortgage Disclosure Act
ASU:	Accounting Standards Update	HTM:	Held-to-maturity
ATMs:	Automatic teller machines	ICS:	Insured Cash Sweeps of the IntraFi Network
ATS:	Automatic transfer service	IRS:	Internal Revenue Service
Bancorp:	Community Bancorp.	JNE:	Jobs for New England
Bank:	Community National Bank	Jr:	Junior
BHG:	Bankers Healthcare Group, LLC	LIBOR:	London Interbank Offered Rate
BIC:	Borrower-in-Custody	LLC:	Limited liability corporation
Board:	Board of Directors	MBS:	Mortgage-backed security
BOLI:	Bank owned life insurance	MPF:	Mortgage Partnership Finance
bp or bps:	Basis point(s)	MSAs	Metropolitan Statistical Areas
BSA:	Bank Secrecy Act	MSRs:	Mortgage servicing rights
BTFP:	Bank Term Funding Program	NII:	Net interest income
CBLR:	Community Bank Leverage Ratio	OAS:	Other amortizing security
CARES ACT:	Coronavirus Aid Relief and Economic	OBS:	Off-balance sheet
	Security Act	OCI:	Other comprehensive income (loss)
CDARS:	Certificate of Deposit Accounts Registry	OFAC:	Office of Foreign Asset Control
	Service of the IntraFi Network	OREO:	Other real estate owned
CDs:	Certificates of deposit	OTTI:	Other-than-temporary impairment
CDI:	Core deposit intangible	PMI:	Private mortgage insurance
CECL:	Current Expected Credit Loss	PPP:	Paycheck Protection Program
CEO:	Credit Enhancement Obligation	QM(s):	Qualified Mortgage(s)
CFPB:	Consumer Financial Protection Bureau	RD:	USDA Rural Development
CFSG:	Community Financial Services Group, LLC	RESPA:	Real Estate Settlement Procedures Act
CFS Partners:	Community Financial Services Partners, LLC	SBA:	U.S. Small Business Administration
CMO:	Collateralized Mortgage Obligations	SEC:	U.S. Securities and Exchange Commission
Company:	Community Bancorp. and Subsidiary	SOFR:	Secured Overnight Financing Rate
COVID-19:	Coronavirus Disease 2019	SERP:	Supplemental Employee Retirement Plan
CRA:	Community Reinvestment Act	SOX:	Sarbanes-Oxley Act of 2002
CRE:	Commercial Real Estate	TDR:	Troubled-debt restructuring
DCF:	Discounted cash flow	TILA:	Truth in Lending Act
DDA or DDAs:	Demand Deposit Account(s)	USDA:	U.S. Department of Agriculture
DIF:	Deposit Insurance Fund	VA:	U.S. Veterans Administration
DTC:	Depository Trust Company	VIE:	Variable interest entities
DRIP:	Dividend Reinvestment Plan	2017 Tax Act:	Tax Cut and Jobs Act of 2017
Exchange Act:	Securities Exchange Act of 1934	2018 Regulatory	Economic Growth, Regulatory Relief and
FASB:	Financial Accounting Standards Board	Relief Act:	Consumer Protection Act of 2018
FDIA:	Federal Deposit Insurance Act

Schedule of Earnings per common share
Years Ended December 31,	2023	2022

Net income, as reported	$13,431,855	$13,739,940
Less: dividends to preferred shareholders	120,938	66,563
Net income available to common shareholders	$13,310,917	$13,673,377

Weighted average number of common shares used in calculating earnings per share	5,471,457	5,403,938
Earnings per common share	$2.43	$2.53